Intangibles Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets by Major [Line Items]
Intangibles, Gross Carrying Amount		$ 1,243.5	$ 1,250.3
Intangibles, Additions	117.0	0.3
Intangibles, Impairment Charge		(1.5)
Intangibles, Accumulated Amortization and Foreign Exchange	(103.8)	(92.6)
Intangibles, Net Book Value	1,256.7	1,156.5
Trademarks And Tradenames
Intangible Assets by Major [Line Items]
Intangibles, Gross Carrying Amount		922.0	925.4
Intangibles, Additions	58.9
Intangibles, Impairment Charge		(1.5)
Intangibles, Accumulated Amortization and Foreign Exchange	(2.2)	(5.8)
Intangibles, Net Book Value	978.7	918.1
Patents
Intangible Assets by Major [Line Items]
Intangibles, Gross Carrying Amount		7.5	7.2
Intangibles, Additions	1.8	0.3
Intangibles, Accumulated Amortization and Foreign Exchange	(2.9)	(2.2)
Intangibles, Net Book Value	6.4	5.3
Noncompete Agreements
Intangible Assets by Major [Line Items]
Intangibles, Gross Carrying Amount			3.7
Intangibles, Accumulated Amortization and Foreign Exchange		(3.7)
Manufacturing Process And Expertise
Intangible Assets by Major [Line Items]
Intangibles, Gross Carrying Amount		42.1	42.1
Intangibles, Additions	2.1
Intangibles, Accumulated Amortization and Foreign Exchange	(38.5)	(34.4)
Intangibles, Net Book Value	5.7	7.7
Brand Names
Intangible Assets by Major [Line Items]
Intangibles, Gross Carrying Amount		18.3	18.3
Intangibles, Accumulated Amortization and Foreign Exchange	(5.9)	(3.8)
Intangibles, Net Book Value	12.4	14.5
Customer Relationships And Distributor Channels
Intangible Assets by Major [Line Items]
Intangibles, Gross Carrying Amount		253.6	253.6
Intangibles, Additions	54.2
Intangibles, Accumulated Amortization and Foreign Exchange	(54.3)	(42.7)
Intangibles, Net Book Value	$ 253.5	$ 210.9
Minimum | Patents
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	12 years	12 years
Minimum | Noncompete Agreements
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods		1 year
Minimum | Manufacturing Process And Expertise
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	3 years	3 years
Minimum | Brand Names
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	4 years	4 years
Minimum | Customer Relationships And Distributor Channels
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	10 years	10 years
Maximum | Patents
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	30 years	30 years
Maximum | Noncompete Agreements
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods		5 years
Maximum | Manufacturing Process And Expertise
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	7 years	7 years
Maximum | Brand Names
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	20 years	20 years
Maximum | Customer Relationships And Distributor Channels
Intangible Assets by Major [Line Items]
Intangibles, Amortization Periods	35 years	35 years